Expense Example, No Redemption - JPMorgan 100% U.S. Treasury Securities Money Market Fund - Academy	Sep. 29, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	62
Expense Example, No Redemption, 5 Years	111
Expense Example, No Redemption, 10 Years	$ 253